UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6718

Name of Fund: MuniYield Quality Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield
      Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004                       (in Thousands)

                      S&P       Moody's     Face
State                 Ratings   Ratings    Amount                               Municipal Bonds                            Value
==================================================================================================================================
Alabama - 1.0%        AAA       Aaa       $ 2,645   Birmingham, Alabama, Capital Improvement Warrants, GO, Series A,     $   2,872
                                                    5.55% due 8/01/2021(i)
----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.5%         AAA       Aaa         1,400   Alaska State International Airports Revenue Bonds, Series B,             1,561
                                                    5.75% due 10/01/2019(a)
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.0%        AAA       Aaa         2,700   Northern Arizona University System Revenue Bonds, 5.50%                  2,865
                                                    due 6/01/2034(c)
----------------------------------------------------------------------------------------------------------------------------------
California - 21.8%    AAA       Aaa         2,850   Alameda Corridor Transportation Authority, California, Revenue           1,868
                                                    Refunding Bonds, Subordinated Lien, Series A, 5.525%**
                                                    due 10/01/2025(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,500   California Health Facilities Financing Authority Revenue Bonds           2,884
                                                    (Kaiser Permanente), RIB, Series 26, 9.62% due 6/01/2022(f)(l)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,490   California State Department of Water Resources, Power Supply             2,646
                                                    Revenue Bonds, Series A, 5.375% due 5/01/2022(i)
                      ------------------------------------------------------------------------------------------------------------
                                                    California State, GO, Refunding:
                      BBB       A3          2,800       5.25% due 9/01/2026                                                  2,825
                      AAA       Aaa         5,300       5.25% due 2/01/2030(i)                                               5,409
                      AAA       Aaa         1,780       5.25% due 2/01/2030(m)                                               1,816
                      ------------------------------------------------------------------------------------------------------------
                      AAA       NR*         1,950   California State, GO, Refunding, ROCS, Series II-R-272, 9.328%           1,998
                                                    due 2/01/2033(k)(l)
                      ------------------------------------------------------------------------------------------------------------
                                                    California State, Various Purpose, GO:
                      BBB       A3          2,750       5.25% due 11/01/2029                                                 2,764
                      BBB       A3          6,500       5.50% due 11/01/2033                                                 6,728
----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
DRIVERS  Derivative Inverse Tax-Exempt Receipts
GO       General Obligation Bonds
HDA      Housing Development Authority
IDA      Industrial Development Authority
IDB      Industrial Development Board
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
ROCS     Reset Option Certificates
S/F      Single-Family

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's     Face
State                 Ratings   Ratings    Amount                               Municipal Bonds                            Value
==================================================================================================================================
California            AAA       Aaa       $ 2,770   Fairfield-Suisun, California, Unified School District, GO            $   2,941
(concluded)                                         (Election of 2002), 5.50% due 8/01/2028(i)
                      ------------------------------------------------------------------------------------------------------------
                                                    Golden State Tobacco Securitization Corporation of California,
                                                    Tobacco Settlement Revenue Bonds:
                      NR*       Baa3        1,000       Series A-2, 7.90% due 6/01/2042                                      1,021
                      BBB       Baa3        4,000       Series A-3, 7.875% due 6/01/2042                                     4,080
                      BBB-      Baa1        2,750       Series B, 5.60% due 6/01/2028                                        2,763
                      AAA       Aaa         2,050       Series B, 5.50% due 6/01/2033(m)                                     2,139
                      AAA       Aaa         1,300       Series B, 5.625% due 6/01/2033(m)                                    1,368
                      AAA       Aaa         7,075       Series B, 5.625% due 6/01/2038(b)                                    7,418
                      AAA       Aaa         2,300       Series B, 5.50% due 6/01/2043(m)                                     2,375
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,815   John Swett Unified School District, California, GO, Series A, 5.50%      2,970
                                                    due 8/01/2026(f)
                      ------------------------------------------------------------------------------------------------------------
                      AA        Aa3         3,650   Sacramento County, California, Sanitation District, Financing            4,085
                                                    Authority Revenue Refunding Bonds, Trust Receipts, Class R,
                                                    Series A, 10.57% due 12/01/2019(l)
                      ------------------------------------------------------------------------------------------------------------
                                                    San Diego, California, Unified School District, Election 1998,
                                                    GO, Series D(c):
                      AAA       Aaa         2,465       5.25% due 7/01/2022                                                  2,609
                      AAA       Aaa         1,805       5.25% due 7/01/2024                                                  1,892
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 11.6%      AAA       NR*        11,020   Colorado Department of Transportation Revenue Bonds, DRIVERS,           14,359
                                                    Series 249, 10.626% due 6/15/2014(a)(l)
                      ------------------------------------------------------------------------------------------------------------
                                                    Colorado Health Facilities Authority Revenue Bonds, Series A:
                      AA        Aa2         1,150       (Catholic Health Initiatives), 5.50% due 3/01/2032                   1,175
                      AA        NR*         1,200       (Covenant Retirement Communities Inc.), 5.50% due 12/01/2027(k)      1,234
                      AA        NR*           675       (Covenant Retirement Communities Inc.), 5.50% due 12/01/2033(k)        691
                      ------------------------------------------------------------------------------------------------------------
                                                    Colorado Housing and Finance Authority, Revenue Refunding Bonds,
                                                    AMT(i):
                      AAA       Aaa           725       (S/F Program), Series A-2, 6.45% due 4/01/2030                         742
                      AAA       Aaa         1,995       (S/F Program), Series B-2, 6.80% due 2/01/2031                       2,121
                      AAA       Aaa           205       (S/F Program), Series C-1, 7.65% due 12/01/2025(d)                     207
                      AAA       Aaa           725       Series E-2, 7% due 2/01/2030                                           728
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa        15,300   Northwest Parkway, Colorado, Public Highway Authority, Capital          11,212
                                                    Appreciation Revenue Bonds, Senior Convertible, Series C,
                                                    5.387%** due 6/15/2025(f)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,735   Northwest Parkway, Colorado, Public Highway Authority Revenue            1,876
                                                    Bonds, Series A, 5.50% due 6/15/2021(a)
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 4.1%    NR*       NR*         1,100   Connecticut State Regional Learning Educational Service Center           1,210
                                                    Revenue Bonds (Office/Education Center Facility), 7.75%
                                                    due 2/01/2006(j)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       NR*         9,325   Connecticut State Resource Recovery Authority, Revenue Refunding        10,983
                                                    Bonds, DRIVERS, Series 187, 9.655% due 11/15/2011(i)(l)
----------------------------------------------------------------------------------------------------------------------------------

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's     Face
State                 Ratings   Ratings    Amount                               Municipal Bonds                            Value
==================================================================================================================================
Florida - 0.2%        AAA       Aaa       $   550   South Miami, Florida, Health Facilities Authority, Hospital          $     560
                                                    Revenue Bonds (Baptist Health System Obligation Group), 5.25%
                                                    due 11/15/2033(a)
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 2.3%        AAA       Aaa         6,000   Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A,             6,728
                                                    5.875% due 1/01/2017(c)
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 18.6%      AAA       Aaa         3,250   Chicago, Illinois, Board of Education, GO (Chicago School Reform         3,298
                                                    Project), Series A, 5.25% due 12/01/2030(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,500   Chicago, Illinois, Gas Supply Revenue Refunding Bonds (People's          3,677
                                                    Gas Light & Coke), Series A, 6.10% due 6/01/2025(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         6,000   Chicago, Illinois, O'Hare International Airport, General Airport         6,267
                                                    Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.50%
                                                    due 1/01/2022(i)
                      ------------------------------------------------------------------------------------------------------------
                                                    Chicago, Illinois, O'Hare International Airport Revenue Bonds,
                                                    3rd Lien, AMT, Series B-2:
                      AAA       Aaa         5,200       5.75% due 1/01/2023(f)                                               5,571
                      AAA       Aaa         2,200       6% due 1/01/2029(m)                                                  2,365
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,830   Chicago, Illinois, Park District, GO, Refunding, Series C, 5.50%         3,050
                                                    due 1/01/2021(c)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,000   Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%          3,161
                                                    due 11/15/2026(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa        10,000   Illinois Regional Transportation Authority Revenue Bonds, 6.50%         12,196
                                                    due 7/01/2026(i)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa        15,100   Illinois Sports Facilities Authority Revenue Bonds, 5.368%**            11,293
                                                    due 6/15/2030(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       NR*         3,625   Metropolitan Pier and Exposition Authority, Illinois, Dedicated          4,321
                                                    State Tax Revenue Refunding Bonds, DRIVERS, Series 269, 10.127%
                                                    due 6/15/2023(i)(l)
----------------------------------------------------------------------------------------------------------------------------------
Indiana - 2.8%        AAA       Aaa         2,675   Indiana Bond Bank Revenue Bonds, Guarantee State Revolver, 6.75%         2,800
                                                    due 2/01/2005(a)(j)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,750   Indiana Transportation Finance Authority, Highway Revenue Bonds,         3,860
                                                    Series A, 5.25% due 6/01/2028(c)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,500   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue        1,532
                                                    Bonds (Waterworks Project), Series A, 5.25% due 7/01/2033(i)
----------------------------------------------------------------------------------------------------------------------------------
Kansas - 2.2%         AAA       Aaa         1,915   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Revenue       2,020
                                                    Bonds, AMT, Series A-2, 7.60% due 12/01/2031(g)(i)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,665   Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Revenue       2,826
                                                    Refunding Bonds, AMT, Series A-2, 6.45% due 12/01/2033(e)(i)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,750   Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds                 1,808
                                                    (Mortgage-Backed Securities Program), AMT, Series A-1, 6.875%
                                                    due 12/01/2026(g)(i)
----------------------------------------------------------------------------------------------------------------------------------

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's     Face
State                 Ratings   Ratings    Amount                               Municipal Bonds                            Value
==================================================================================================================================
Louisiana - 4.6%      AAA       Aaa       $ 2,875   Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage   $   3,039
                                                    Revenue Bonds, AMT, Series B-1, 6.65% due 12/01/2033(e)(i)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         3,900   Louisiana Local Government, Environmental Facilities, Community          4,475
                                                    Development Authority Revenue Bonds (Capital Projects and
                                                    Equipment Acquisition), Series A, 6.30% due 7/01/2030(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         4,650   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority,         4,782
                                                    Special Tax, Sub-Series A, 5.25% due 7/15/2028(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,300   Terrebonne Parish, Louisiana, Hospital Service District Number 1,        1,351
                                                    Hospital Revenue Bonds (Terrebonne General Medical Center Project),
                                                    5.50% due 4/01/2033(a)
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts                                       Massachusetts State Port Authority, Special Facilities Revenue
- 2.6%                                              Bonds (Delta Air Lines Inc. Project), AMT, Series A(a):
                      AAA       Aaa         2,900       5.50% due 1/01/2016                                                  2,992
                      AAA       Aaa         2,675       5.50% due 1/01/2019                                                  2,711
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,800   Massachusetts State Special Obligation Dedicated Tax Revenue             1,859
                                                    Bonds, 5.25% due 1/01/2028(c)
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.9%       AAA       Aaa         1,300   Michigan Higher Education Student Loan Authority, Student Loan           1,337
                                                    Revenue Refunding Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020(a)
                      ------------------------------------------------------------------------------------------------------------
                      AA+       Aaa         2,685   Michigan State HDA Revenue Refunding Bonds, Series C, 5.90%              2,803
                                                    due 12/01/2015(d)(f)
                      ------------------------------------------------------------------------------------------------------------
                                                    Michigan State Strategic Fund, Limited Obligation Revenue
                                                    Refunding Bonds (Detroit Edison Company Project)(m):
                      AAA       Aaa         2,250       5.45% due 9/01/2029                                                  2,343
                      AAA       Aaa         1,000       AMT, Series A, 5.50% due 6/01/2030                                   1,027
                      AAA       Aaa         3,900       AMT, Series C, 5.45% due 12/15/2032                                  3,969
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.1%                                     Saint Louis County, Missouri, Pattonville R-3 School District, GO
                                                    (Missouri Direct Deposit Program)(c):
                      AAA       Aaa         2,000       5.75% due 3/01/2015                                                  2,236
                      AAA       Aaa         2,000       5.75% due 3/01/2016                                                  2,236
                      AAA       Aaa         1,500       6% due 3/01/2019                                                     1,696
----------------------------------------------------------------------------------------------------------------------------------
Nevada - 2.2%         AA        NR*         2,800   Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital       2,864
                                                     Project), Series A, 5.50% due 9/01/2033(k)
                      ------------------------------------------------------------------------------------------------------------
                                                    Director of the State of Nevada, Department of Business and
                                                    Industry Revenue Bonds (Las Vegas Monorail Company Project),
                                                    First Tier(a):
                      AAA       Aaa           250       5.625% due 1/01/2032                                                   265
                      AAA       Aaa         3,300       5.375% due 1/01/2040                                                 3,371
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.7%     AAA       Aaa         5,000   Cape May County, New Jersey, Industrial Pollution Control                5,162
                                                    Financing Authority, Revenue Refunding Bonds (Atlantic City
                                                    Electric Company Project), Series B, 7% due 11/01/2029(i)
                      ------------------------------------------------------------------------------------------------------------

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's     Face
State                 Ratings   Ratings    Amount                               Municipal Bonds                            Value
==================================================================================================================================
New Jersey            NR*       Aaa       $ 5,000   Salem County, New Jersey, Industrial Pollution Control Financing     $   5,231
(concluded)                                         Authority, Revenue Refunding Bonds (Public Service Electric & Gas),
                                                    RIB, Series 380, 11.14% due 6/01/2031(i)(l)
                      ------------------------------------------------------------------------------------------------------------
                      BBB       Baa3        3,800   Tobacco Settlement Financing Corporation of New Jersey Revenue           3,423
                                                    Bonds, 6.75% due 6/01/2039
----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.4%     AAA       Aaa         6,295   New Mexico State Highway Commission, Tax Revenue Bonds, Senior           7,226
                                                    Sub-Lien, Series A, 6% due 6/15/2010(f)(j)
----------------------------------------------------------------------------------------------------------------------------------
New York - 11.2%      AAA       Aaa           500   Erie County, New York, IDA, School Facility Revenue Bonds (City            550
                                                    of Buffalo Project), 5.75% due 5/01/2023(f)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         9,280   Nassau Health Care Corporation, New York, Health System Revenue         10,216
                                                    Bonds, 5.75% due 8/01/2022(f)
                      ------------------------------------------------------------------------------------------------------------
                      AA+       Aa2         2,500   New York City, New York, City Transitional Finance Authority,            2,647
                                                    Revenue Refunding Bonds, Future Tax Secured, Series C, 5.50%
                                                    due 11/01/2024
                      ------------------------------------------------------------------------------------------------------------
                                                    New York City, New York, GO:
                      AAA       Aaa         4,000       Series D, 5.875% due 6/01/2021(i)                                    4,492
                      AAA       Aaa         1,000       Series E, 5.75% due 5/15/2018(m)                                     1,110
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         5,000   New York State Dormitory Authority, Revenue Refunding Bonds              5,722
                                                    (State University Educational Facilities), 5.75%
                                                    due 5/15/2010(c)(j)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,000   New York State Mortgage Agency Revenue Bonds, AMT, 24th Series,          1,035
                                                    5.875% due 10/01/2015(i)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         7,115   Tobacco Settlement Financing Corporation of New York Revenue Bonds,      7,405
                                                    Series A-1, 5.25% due 6/01/2022(a)
----------------------------------------------------------------------------------------------------------------------------------
North Carolina -      BBB       Baa2        5,000   Martin County, North Carolina, Industrial Facilities and Pollution       5,122
1.7%                                                Control Financing Authority Revenue Bonds (Solid Waste
                                                    Disposal-Weyerhaeuser Company), AMT, 6.80% due 5/01/2024
----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.4%                                         Plain, Ohio, Local School District, GO, Refunding(c):
                      NR*       Aaa         5,120       6% due 6/01/2011(j)                                                  5,908
                      NR*       Aaa         1,170       6% due 12/01/2020                                                    1,327
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.4%   AAA       Aaa           600   Allegheny County, Pennsylvania, Sanitation Authority, Sewer                626
                                                    Revenue Bonds, 5.50% due 12/01/2030(i)
                      ------------------------------------------------------------------------------------------------------------
                      NR*       Aaa         3,335   Delaware River Port Authority of Pennsylvania and New Jersey             4,131
                                                    Revenue Bonds, RIB, Series 396,10.613% due 1/01/2019(f)(l)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         4,000   Pennsylvania State Public School Building Authority, School Lease        3,964
                                                    Revenue Bonds (The School District of Philadelphia Project), 5%
                                                    due 6/01/2033(f)
                      ------------------------------------------------------------------------------------------------------------

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's     Face
State                 Ratings   Ratings    Amount                               Municipal Bonds                            Value
==================================================================================================================================
Pennsylvania          AAA       Aaa       $ 3,230   Philadelphia, Pennsylvania, Authority for Industrial Development,    $   3,512
(concluded)                                         Lease Revenue Bonds, Series B, 5.50% due 10/01/2020(f)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         4,500   Philadelphia, Pennsylvania, School District, GO, Series B, 5.625%        4,837
                                                    due 8/01/2022(c)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,600   Washington County, Pennsylvania, Capital Funding Authority Revenue       1,832
                                                    Bonds (Capital Projects and Equipment Program), 6.15%
                                                    due 12/01/2029(a)
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.5%   AAA       Aaa         4,010   Rhode Island State Health and Educational Building Corporation,          4,357
                                                    Higher Education Facilities Revenue Bonds (University of Rhode
                                                    Island), Series A, 5.70% due 9/15/2024(i)
----------------------------------------------------------------------------------------------------------------------------------
South Carolina -      AAA       Aaa         1,900   Florence County, South Carolina, Hospital Revenue Refunding Bonds        1,928
2.4%                                                (McLeod Regional Medical Center Project), Series A, 5.25%
                                                    due 11/01/2034(f)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       NR*         2,250   South Carolina State Public Service Authority, Revenue Refunding         2,523
                                                    Bonds, DRIVERS, Series 277, 10.122% due 1/01/2022(i)(l)
                      ------------------------------------------------------------------------------------------------------------
                      NR*       A1          2,500   Spartanburg County, South Carolina, Solid Waste Disposal Facilities      2,623
                                                    Revenue Bonds (BMW Project), AMT, 7.55% due 11/01/2024
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.7%      AAA       Aaa         7,365   Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds (Southside         8,157
                                                    Redevelopment Corporation), 5.875% due 10/01/2024(a)
----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.0%         NR*       Aa3         4,000   Austin, Texas, Convention Center Revenue Bonds (Convention               3,849
                                                    Enterprises Inc.), Trust Certificates, Second Tier, Series B,
                                                    5.75% due 1/01/2032
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,730   Corpus Christi, Texas, Utility System Revenue Refunding Bonds,           3,080
                                                    Series A, 6% due 7/15/2016(f)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       NR*         3,250   Dallas-Fort Worth, Texas, International Airport Revenue Bonds,           3,709
                                                    DRIVERS, AMT, Series 202, 10.596% due 11/01/2028(c)(l)
                      ------------------------------------------------------------------------------------------------------------
                                                    Dickinson, Texas, Independent School District, GO, Refunding(i):
                      AAA       Aaa         1,180       6% due 2/15/2017                                                     1,322
                      AAA       Aaa         1,250       6% due 2/15/2018                                                     1,400
                      ------------------------------------------------------------------------------------------------------------
                      AA        Baa2        4,000   Gregg County, Texas, Health Facilities Development Corporation,          4,629
                                                    Hospital Revenue Bonds (Good Shepherd Medical Center Project),
                                                    6.875% due 10/01/2020(k)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         1,900   Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien,        1,981
                                                    Series B, 5.50% due 7/01/2030(f)
                      ------------------------------------------------------------------------------------------------------------
                      A-        A3          3,500   Lower Colorado River Authority, Texas, PCR (Samsung Austin               3,737
                                                    Semiconductor), AMT, 6.375% due 4/01/2027
                      ------------------------------------------------------------------------------------------------------------
                                                    Texas State Turnpike Authority, Central Texas Turnpike System
                                                    Revenue Bonds, First Tier, Series A(a):
                      AAA       Aaa         4,800       5.75% due 8/15/2038                                                  5,131
                      AAA       Aaa         3,600       5.50% due 8/15/2039                                                  3,757
                      ------------------------------------------------------------------------------------------------------------

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                      S&P       Moody's     Face
State                 Ratings   Ratings    Amount                               Municipal Bonds                            Value
==================================================================================================================================
Texas (concluded)     AAA       Aaa       $ 1,000   University of Houston, Texas, University Revenue Bonds, 5.50%        $   1,042
                                                    due 2/15/2030(i)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       NR*         1,900   White Settlement, Texas, Independent School District, GO,                2,040
                                                    5.75% due 8/15/2034
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.5%       AAA       Aaa         2,100   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding         2,206
                                                    Bonds (Old Dominion Electric Cooperative Project), AMT, 5.625%
                                                    due 6/01/2028(a)
                      ------------------------------------------------------------------------------------------------------------
                      BB        Ba2        26,500   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,       5,663
                                                    Senior Series B, 5.875%** due 8/15/2024
----------------------------------------------------------------------------------------------------------------------------------
Washington - 10.4%    AAA       Aaa         2,150   King County, Washington, Sewer Revenue Refunding Bonds, Series           2,255
                                                    B, 5.50% due 1/01/2027(f)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       A1          1,600   Port of Tacoma, Washington, Revenue Refunding Bonds, Series A,           1,634
                                                    5.25% due 12/01/2034(a)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         7,470   Port Seattle, Washington, Revenue Bonds, AMT, Series B, 6%               8,219
                                                    due 2/01/2016(i)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         6,150   Seattle, Washington, Municipal Light and Power Revenue Bonds, 6%         6,944
                                                    due 10/01/2019(i)
                      ------------------------------------------------------------------------------------------------------------
                      NR*       Aaa         4,500   Snohomish County, Washington, Arlington School District Number           5,316
                                                    016, GO, 6.50% due 12/01/2010(c)(j)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         6,250   Washington State, Various Purpose, GO, Series C, 5.25%                   6,396
                                                    due 1/01/2026(f)
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 2.6%      AAA       Aaa         2,000   Wisconsin State, GO, Series C, 5.55% due 5/01/2021(i)                    2,180
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         5,000   Wisconsin State Transportation Revenue Bonds, Series A, 5.50%            5,486
                                                    due 7/01/2015(c)
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.9%    AAA       Aaa         5,000   Puerto Rico Commonwealth, Highway and Transportation Authority,          5,255
                                                    Transportation Revenue Bonds, Series B, 6% due 7/01/2005(i)(j)
                      ------------------------------------------------------------------------------------------------------------
                      NR*       Aaa         3,250   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,     3,573
                                                    RIB, Series 449X, 9.69% due 7/01/2016(a)(l)
                      ------------------------------------------------------------------------------------------------------------
                      AAA       Aaa         2,500   Puerto Rico Municipal Finance Agency, GO, Series A, 5.50%                2,694
                                                    due 8/01/2023(f)
----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Municipal Bonds (Cost - $424,106) - 148.3%                       439,688
----------------------------------------------------------------------------------------------------------------------------------

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (continued)           (in Thousands)

                                        Shares
                                         Held                Short-Term Securities                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                         2,666   Merrill Lynch Institutional Tax-Exempt Fund(h)                          $   2,666
----------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities (Cost - $2,666) - 0.9%                          2,666
----------------------------------------------------------------------------------------------------------------------------------

                      Total Investments (Cost - $426,772***)- 149.2%                                                       442,354

                      Other Assets Less Liabilities - 1.4%                                                                   4,097

                      Preferred Stock, at Redemption Value - (50.6%)                                                      (150,007)
                                                                                                                         ---------
                      Net Assets Applicable to Common Stock - 100.0%                                                     $ 296,444
                                                                                                                         =========

(a)   AMBAC Insured.
(b)   CIFG Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   GNMA Collateralized.
(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      ==========================================================================
                                                          Net           Dividend
      Affiliate                                        Activity          Income
      ==========================================================================
      Merrill Lynch Institutional Tax-Exempt Fund       (6,700)            $40
      --------------------------------------------------------------------------

(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.
(m)   XL Capital Insured.
*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 426,772
                                                                      =========
      Gross unrealized appreciation                                   $  19,539
      Gross unrealized depreciation                                      (3,957)
                                                                      ---------
      Net unrealized appreciation                                     $  15,582
                                                                      =========

                                                 MuniYield Quality Fund II, Inc.

Schedule of Investments as of July 31, 2004 (concluded)

Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                                  (in Thousands)
--------------------------------------------------------------------------------
                                                        Notional     Unrealized
                                                         Amount     Depreciation
--------------------------------------------------------------------------------
Receive a variable rate equal to 7-Day Bond
   Market Association Municipal Swap Index Rate and pay a fixed rate equal to 4.051%

Broker, J.P. Morgan Chase Bank
   Expires September 2014                                $ 15,000      $   (346)

Receive a variable rate equal to 7-Day Bond
   Market Association Municipal Swap Index Rate and pay a fixed rate equal to 4.595%

Broker, J.P. Morgan Chase Bank
   Expires September 2024                                $ 26,000        (1,051)

Receive a variable rate equal to 7-Day Bond
   Market Association Municipal Swap Index Rate and pay a fixed rate equal to 4.5425%

Broker, Morgan Stanley Capital Services, Inc.
   Expires September 2024                                $ 19,000          (555)
--------------------------------------------------------------------------------
 Total                                                                 $ (1,952)
                                                                       ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund II, Inc.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    MuniYield Quality Fund II, Inc.

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------
    Terry K. Glenn,
    President of
    MuniYield Quality Fund II, Inc.

Date: September 17, 2004


By: /s/ Donald C. Burke
    ----------------------
    Donald C. Burke,
    Chief Financial Officer of
    MuniYield Quality Fund II, Inc.

Date: September 17, 2004